VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	$ 96,657
Fair Value	96,657	$ 64,209
Equity securities	6,924	7,972
Mortgage loans on real estate, net of allowance	14,021	11,231
Private loans, net of allowance	9,407	8,415
Investment real estate	3,251	3,000
Investment funds	12,421	8,962
Other invested assets	9,261	1,242
Cash and cash equivalents	12,609	13,014
Other assets	2,539	2,783
Total assets	205,704	157,181
Notes payable	206	205
Total liabilities	187,853	139,264
Consolidated VIEs
Variable Interest Entity [Line Items]
Fair Value	226	74
Equity securities	5,338	5,728
Mortgage loans on real estate, net of allowance	467	248
Private loans, net of allowance	1,948	1,980
Investment real estate	2,875	2,660
Real estate partnerships	4,405	3,780
Investment funds	10,604	7,997
Other invested assets	400	326
Cash and cash equivalents	412	320
Other assets	183	462
Total assets	26,858	23,575
Notes payable	206	205
Other liabilities	547	768
Total liabilities	753	973
Unconsolidated VIEs | Carrying Amount
Variable Interest Entity [Line Items]
Fair Value	2,554	1,296
Equity securities	299	253
Mortgage loans on real estate, net of allowance	344	414
Private loans, net of allowance	447	368
Real estate partnerships	4,248	3,570
Investment funds	7,932	6,489
Other assets	787	316
Total assets	16,611	12,706
Unconsolidated VIEs | Maximum Exposure to Loss
Variable Interest Entity [Line Items]
Fair Value	3,091	1,604
Equity securities	299	253
Mortgage loans on real estate, net of allowance	344	414
Private loans, net of allowance	474	368
Real estate partnerships	4,265	3,642
Investment funds	13,634	8,994
Other assets	934	316
Total assets	$ 23,041	$ 15,591